Financial Instruments and Risk Management (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Schedule of classified as financial assets and liabilities [Table Text Block]
	As at March 31, 2022			As at March 31, 2021

Assets	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Cash		$5,318,922			$40,290,513
Digital currencies		$170,000,412			$57,499,720
Investments	$12,524,161	$-	$4,476,251	$981,736	$-	$-
	$12,524,161	$175,319,334	$4,476,251	$981,736	$97,790,233	$-

Liabilities
Convertible loan -derivative component (restated)	$-	$-	$4,986,354	$-	$-	$15,737,578
	$-	$-	$4,986,354	$-	$-	$15,737,578

Schedule of reconciliation of Level 3 assets and liabilities [Table Text Block]
	Fair value at			Change in fair	Fair Value at,
Level 3 Continuity	March 31, 2021	Additions	Disposals	value	March 31,2022
Assets
Investments	$-	$3,579,581	$-	$896,670	$4,476,251
	$-	$3,579,581	$-	$896,670	$4,476,251
Liabilities
Convertible loan - derivative component (restated)	$15,737,578	$-	$-	$(10,751,225)	$4,986,353
	$15,737,578	$-	$-	$(10,751,225)	$4,986,353

Schedule of liquidity risk [Table Text Block]
	Contractual ash flows	within 1 year	1 to 3 years	3 to 5 years	5+ years
Accounts payable and accrued liabilities	$8,650,710	$8,650,710	$-	$-	$-
Term loan	9,517,292	9,517,292	-	-	-
Convertible loan	13,169,761	3,817,336	6,923,566	2,428,859	-
Lease commitments	14,455,466	2,774,087	5,535,148	4,810,730	1,335,501
Loans payable and interest	17,146,576	1,317,737	2,592,561	2,535,342	10,700,936
Total	$62,939,805	$26,077,162	$15,051,275	$9,774,931	$12,036,437

Schedule of effect of changes in foreign exchange rates [Table Text Block]
	Net Monetary Position	Impact of 10% variance
	March 31, 2022	in foreign exchange rate
	(USD$equivalent)	(in foreign currency)
US Dollars	2,906,380	264,216
Canadian Dollars	412,234	29,981
Swiss Francs	(153,987)	15,119
Swedish Krona	1,976,320	19,763
Icelandic Krona	2,930,437	2,078